INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Feb. 28, 2015
Canadian Tax Authority [Member]
Income Tax Disclosure [Line Items]
Capital loss carryforward	$ 16,302
Net operating loss carry forward	109,014
Canadian Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	15,574
Luxembourg [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	53,514
United States Tax Authority (IRS) [Member]
Income Tax Disclosure [Line Items]
Capital loss carryforward	45,543
Net operating loss carry forward	7,978
United States Tax Authority (IRS) [Member] | Axerra Networks [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Section 382 loss limitation	521
Provincial Tax Authority | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 2,604